Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.8%
Mahle-Metal Leve SA	71,000	$416,264
Tupy SA	127,800	595,431

		1,011,695

Banks — 1.2%
Banco Inter SA	142,000	1,511,246

Diversified Consumer Services — 4.9%
Anima Holding SA	71,000	378,147
Ser Educacional SA(a)	113,653	626,553
YDUQS Part	525,437	5,270,152

		6,274,852

Electric Utilities — 7.7%
Alupar Investimento SA	298,200	1,833,645
EDP — Energias do Brasil SA	610,600	2,872,274
Light SA	454,400	2,199,836
Transmissora Alianca de Energia Eletrica SA	440,200	2,946,257

		9,852,012

Food Products — 5.1%
Camil Alimentos SA	255,600	454,583
M. Dias Branco SA	170,400	1,333,120
Marfrig Global Foods SA(b)	440,200	1,113,956
Minerva SA(b)	269,800	937,980
Sao Martinho SA	355,000	1,754,724
SLC Agricola SA	198,800	902,717

		6,497,080

Health Care Providers & Services — 7.7%
Alliar Medicos A Frente SA	113,600	502,137
Fleury SA	411,800	2,775,654
Instituto Hermes Pardini SA	99,400	584,415
Odontoprev SA	539,600	2,032,928
Qualicorp Consultoria e Corretora de Seguros SA	454,400	3,954,762

		9,849,896

Hotels, Restaurants & Leisure — 3.0%
BK Brasil Operacao e Assessoria a Restaurantes SA	340,800	1,343,598
CVC Brasil Operadora e Agencia de Viagens SA	269,800	2,561,259

		3,904,857

Household Durables — 7.7%
Construtora Tenda SA	142,000	800,289
Cyrela Brazil Realty SA Empreendimentos e Participacoes	525,400	3,335,084
Even Construtora e Incorporadora SA(b)	241,400	713,644
Ez Tec Empreendimentos e Participacoes SA	184,696	1,893,130
MRV Engenharia e Participacoes SA	624,800	2,596,253
Trisul SA	170,400	536,391

		9,874,791

Independent Power and Renewable Electricity Producers — 3.0%
AES Tiete Energia SA	312,448	934,765
Eneva SA(b)	227,200	2,047,234
Omega Geracao SA(b)	99,400	868,160

		3,850,159

Insurance — 0.3%
Wiz Solucoes e Corretagem de Seguros SA	142,000	422,477

Machinery — 0.8%
Iochpe Maxion SA	213,007	974,785

Media — 0.8%
Smiles Fidelidade SA	127,895	1,051,399

Security	Shares	Value

Multiline Retail — 0.3%
Marisa Lojas SA(b)	127,800	$346,075

Oil, Gas & Consumable Fuels — 1.6%
Dommo Energia SA(b)	241,460	593,899
Enauta Participacoes SA	156,200	509,424
Petro Rio SA(b)	184,600	1,015,490

		2,118,813

Paper & Forest Products — 1.6%
Duratex SA	624,800	2,124,879

Real Estate Management & Development — 5.1%
Aliansce Sonae Shopping Centers SA(b)	170,491	1,793,500
BR Properties SA(b)	440,200	1,339,870
Iguatemi Empresa de Shopping Centers SA	178,307	2,001,384
JHSF Participacoes SA	511,200	685,501
LOG Commercial Properties e Participacoes SA	113,692	756,638

		6,576,893

Road & Rail — 4.6%
Cia. de Locacao das Americas	582,200	2,391,697
Cosan Logistica SA(b)	284,084	1,441,147
JSL SA	127,800	646,511
Movida Participacoes SA	269,800	1,052,835
Tegma Gestao Logistica SA	56,800	417,104

		5,949,294

Software — 5.6%
Linx SA	326,600	2,454,733
TOTVS SA	312,402	4,780,269

		7,235,002

Specialty Retail — 3.8%
Grupo SBF SA(b)	127,800	816,677
Via Varejo SA(b)	1,973,800	4,112,570

		4,929,247

Textiles, Apparel & Luxury Goods — 4.9%
Arezzo Industria e Comercio SA	91,780	1,356,633
Cia. Hering	298,200	2,261,025
Grendene SA	553,800	1,407,977
Guararapes Confeccoes SA	198,860	953,783
Vulcabras Azaleia SA(b)	198,800	366,259

		6,345,677

Transportation Infrastructure — 1.8%
EcoRodovias Infraestrutura e Logistica SA	397,600	1,354,076
Santos Brasil Participacoes SA	539,600	911,180

		2,265,256

Water Utilities — 3.9%
Cia. de Saneamento de Minas Gerais-COPASA	127,870	2,071,238
Cia. de Saneamento do Parana	134,000	2,909,254

		4,980,492

Total Common Stocks — 76.2% (Cost: $71,417,062)		97,946,877

Preferred Stocks

Airlines — 6.8%
Azul SA, Preference Shares, NVS	563,100	7,071,544
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	213,000	1,715,768

		8,787,312

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 2.1%
Banco ABC Brasil SA, Preference Shares, NVS	170,442	$741,701
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	411,800	1,960,488

		2,702,189

Chemicals — 0.6%
Unipar Carbocloro SA, Preference Shares, NVS	99,433	704,071

Electric Utilities — 2.4%
Cia. Paranaense de Energia, Preference Shares, NVS	205,695	3,076,936

Independent Power and Renewable Electricity Producers — 2.1%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	383,400	2,723,869

Machinery — 1.4%
Marcopolo SA, Preference Shares, NVS	1,050,814	887,214
Randon SA Implemetos e Participacoes, Preference Shares, NVS	355,050	906,035

		1,793,249

Metals & Mining — 5.3%
Bradespar SA, Preference Shares, NVS	454,493	3,676,102
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	85,200	393,730
Metalurgica Gerdau SA, Preference Shares, NVS	1,462,600	2,698,077

		6,767,909

Textiles, Apparel & Luxury Goods — 2.3%
Alpargatas SA, Preference Shares, NVS	397,675	2,988,935

Security	Shares	Value

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	142,000	$621,290

Total Preferred Stocks — 23.5% (Cost: $18,946,974)		30,165,760

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	108,000	108,000

Total Short-Term Investments — 0.1% (Cost: $108,000)		108,000

Total Investments in Securities — 99.8% (Cost: $90,472,036)		128,220,637

Other Assets, Less Liabilities — 0.2%		261,120

Net Assets — 100.0%		$128,481,757

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	125,000	(17,000)	108,000	$108,000	$357	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$97,946,877	$—	$—	$97,946,877
Preferred Stocks	30,165,760	—	—	30,165,760
Money Market Funds	108,000	—	—	108,000

	$128,220,637	$—	$—	$128,220,637

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Brazil Small-Cap ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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